Income Tax - Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate Based on Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate Based on Income Before Income Taxes [Abstract]
Income before income taxes	$ 1,126	$ 1,377	$ 322
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 191	$ 234	$ 55
Tax effect of non-taxable income	(30)		(1)
Tax effect of non-deductible items	2	4	4
Tax Rebate	(28)
Under/(Over) provision in previous financial year	(24)		24
Tax holiday	(13)	(13)	(13)
Income tax expense	$ 98	$ 225	$ 69